Debt (Schedule Of Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Debt	$ 6,111,165	[1]	$ 6,566,163
ECA-Guaranteed Financings [Member]
Debt Instrument [Line Items]
Debt	1,662,810	[1]	1,577,325
Debt, weighted average interest rate	2.48%	[2]
Debt, Maturity	2023
ALS I Debt [Member]
Debt Instrument [Line Items]
Debt	640,332	[1]	806,574
Debt, weighted average interest rate	0.53%	[2]
Debt, Maturity	2032
ALS II Debt [Member]
Debt Instrument [Line Items]
Debt	693,180	[1]	803,852
Debt, weighted average interest rate	2.13%	[2]
Debt, Maturity	2038
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt	461,421	[1]	591,676
Debt, weighted average interest rate	3.18%	[2]
Debt, Maturity	2016
GFL Securitization Debt [Member]
Debt Instrument [Line Items]
Debt	624,973	[1]	627,704
Debt, weighted average interest rate	0.52%	[2]
Debt, Maturity	2032
TUI Portfolio Acquisition Facility [Member]
Debt Instrument [Line Items]
Debt	262,302	[1]	313,223
Debt, weighted average interest rate	1.93%	[2]
Debt, Maturity	2015
Skyfunding B737-800 Acquisition Facility [Member]
Debt Instrument [Line Items]
Debt	133,669	[1]
Debt, weighted average interest rate	3.86%	[2]
Debt, Maturity	2021
AT Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt			291,628
Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Debt	64,280	[1],[3]	87,568	[3]
Debt, weighted average interest rate	19.35%	[2],[3]
Debt, Maturity	2022	[3]
Other Debt [Member]
Debt Instrument [Line Items]
Debt	$ 1,568,198	[1]	$ 1,466,613
Debt, weighted average interest rate	4.19%	[2]
Debt, Maturity	2023

[1]	As of December 31, 2011, we remain in compliance with the respective financial covenants across the Company's various debt obligations.
[2]	The weighted average interest rate in the table above excludes the impact of derivative instruments, interest rate caps and interest rate swaps, which we hold to hedge our exposure to interest rates.
[3]	Subordinated debt issued to two of our joint venture partners in 2008 and 2010.